CONCENTRATION OF CREDIT RISK - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONCENTRATION OF CREDIT RISK
Net revenues	¥ 9,663,780	$ 1,323,932	¥ 10,506,250	¥ 9,367,595
Customer A | Revenues
CONCENTRATION OF CREDIT RISK
Net revenues	2,373,180		2,576,662	1,900,540
Customer B | Revenues
CONCENTRATION OF CREDIT RISK
Net revenues	¥ 2,226,580		¥ 2,161,444	¥ 2,027,548